Related Party Transactions - Summary of Related Party Transactions (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Ownership, percentage	100.00%	100.00%
Purchased power costs	$ 3,111.0	$ 2,899.0
Revenues for transmission services	6,480.0	6,150.0
The Province [Member]
Related Party Transaction [Line Items]
Dividends	288.0	275.0
IESO [Member]
Related Party Transaction [Line Items]
Purchased power costs	1,808.0	1,636.0
Funding received related to CDM programs	42.0	62.0
OPG [Member]
Related Party Transaction [Line Items]
Purchased power costs	8.0	10.0
Costs related to the purchase of services	1.0	0.0
OPG [Member] | Transmission [Member]
Related Party Transaction [Line Items]
Revenues related to provision of services and supply of electricity	9.0	9.0
OEFC [Member]
Related Party Transaction [Line Items]
Purchased power costs	2.0	2.0
OEB [Member]
Related Party Transaction [Line Items]
OEB fees	9.0	8.0
Ontario Charging Network [Member]
Related Party Transaction [Line Items]
Related party transaction amount	2.0	0.0
Amounts Related To Electricity Rebates [Member] | IESO [Member]
Related Party Transaction [Line Items]
Related party transaction amount	692.0	477.0
Transmission [Member]
Related Party Transaction [Line Items]
Revenues for transmission services	1,652.0	1,686.0
Transmission [Member] | IESO [Member]
Related Party Transaction [Line Items]
Revenues for transmission services	1,636.0	1,672.0
Electricity, US Regulated [Member] | IESO [Member]
Related Party Transaction [Line Items]
Revenues for transmission services	240.0	239.0
Distribution [Member]
Related Party Transaction [Line Items]
Revenues for transmission services	4,788.0	4,422.0
Distribution [Member] | IESO [Member]
Related Party Transaction [Line Items]
Revenues for transmission services	35.0	$ 35.0
Guarantees [Member]
Related Party Transaction [Line Items]
Other commitments due	332.0
Guarantees [Member] | OCN LP [Member]
Related Party Transaction [Line Items]
Other commitments due	$ 2.5